Debt - Summary of Debt (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Feb. 29, 2012	Jun. 03, 2013	Nov. 30, 2012
Debt Instrument [Line Items]
Long-term debt, current	$ 369,000,000	$ 7,500,000
Long-term debt, non current	2,781,242,000	2,423,337,000
Total debt	3,150,242,000	2,430,837,000
2015 Senior Unsecured Bonds
Debt Instrument [Line Items]
Long-term debt, current	286,500,000	0
Long-term debt, non current	0	300,000,000	300,000,000.0
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Long-term debt, current	7,500,000	7,500,000
Long-term debt, non current	728,706,000	735,445,000
Total debt				750,000,000
2017 Senior Secured Bonds
Debt Instrument [Line Items]
Long-term debt, non current	498,369,000	497,892,000
Total debt					500,000,000
Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term debt, current	75,000,000	0
Long-term debt, non current	804,167,000	140,000,000
2020 Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt, non current	750,000,000	750,000,000
Total debt				$ 750,000,000